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May 9, 2000



VIA EDGAR
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The United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      NATIONWIDE SEPARATE ACCOUNT TRUST;
         SEC FILE NOS. 2-73024, 811-3213
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and on behalf of Nationwide Separate Account Trust (the "Trust"), we hereby certify that the form of the Prospectuses for all of the Trust's series (except for the Nationwide Growth Focus Fund, Nationwide New Economy Fund, the Nationwide Global Technology & Communications Fund, Nationwide Global Life Sciences Fund, and Nationwide International Equity Fund) which would have been filed under paragraphs (b) and (c) under Rule 497 do not differ from the form of the Prospectuses contained in Post-Effective Amendment No. 35 (the "Amendment") to the Trust's Registration Statement on Form N1-A. This Amendment was filed on May 1, 2000.

Should you have any questions regarding this filing, please call me at (614) 249-8678.

Very truly yours,

/s/ Elizabeth A. Davin

Elizabeth A. Davin, Esq.

Enclosures